Recent Accounting Pronouncements	12 Months Ended
Jun. 30, 2014
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.     RECENT ACCOUNTING PRONOUNCEMENTS

The company has limited operations and is considered in the development stage. In the year ended June 30, 2014, the Company has elected to early adopt Accounting Standards Update No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. The adoption of this ASU allows the company to remove the inception to date information and all references to development stage.